Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Type
The following table presents revenue disaggregated by type (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Business Revenue—Apps	$132,583	$156,208	$327,915	$475,394
Business Revenue—Software Platform	39,841	193,307	127,262	427,390

Total Business Revenue	172,424	349,515	455,177	902,784
Consumer Revenue	209,316	377,436	486,072	1,096,850

Total Revenue	$381,740	$726,951	$941,249	$1,999,634

The following table present revenue disaggregated by type (in thousands):

	Year Ended December 31,
	2018	2019	2020
Business Revenue—Apps	$166,259	$397,643	$503,867
Consumer Revenue—Software Platform	262,997	198,305	207,285

Total Business Revenue	429,256	595,948	711,152
Consumer Revenue	54,107	398,156	739,934

Total Revenue	$483,363	$994,104	$1,451,086

Summary of Revenue Disaggregated by Geography
Revenue disaggregated by geography, based on user location, consists of the following (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
United States	234,430	437,501	586,330	1,209,846
Rest of the World	147,310	289,450	354,919	789,788

Total Revenue	$381,740	$726,951	$941,249	$1,999,634

Revenue disaggregated by geography, based on user location, consists of the following (in thousands):

	Year Ended December 31,
	2018	2019	2020
United States	$261,734	$622,051	$895,987
United Kingdom	$47,982	60,073	78,681
Rest of the World	$173,647	311,980	476,418

Total Revenue	$483,363	$994,104	$1,451,086